Land-Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2024
Land-Use Rights, Net [Abstract]
Schedule of Land-Use Rights, Net

Land-use rights, net, consisted of the following:

	As of	As of
	December 31,	December 31,
	2024	2023
Land-use rights	$2,394,453	$2,467,679
Less: accumulated amortization	(326,178)	(287,896)
Land-use rights, net	$2,068,275	$2,179,783

Schedule of Estimated Future Amortization Expenses	Estimated future amortization expenses are as follows:
Amortization
expenses
Fiscal year 2025	47,889
Fiscal year 2026	47,889
Fiscal year 2027	47,889
Thereafter	1,924,608
Total	$2,068,275